Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 857,747	$ 932,069
Trade and other receivables (note 3)	500,925	551,367
Inventories (note 4)	439,771	459,556
Prepaid expenses	38,585	35,963
Other assets (note 7)	39,346	9,842
Current assets	1,876,374	1,988,797
Non-current assets:
Property, plant and equipment (note 5)	4,155,283	3,686,149
Investment in associate (note 6)	197,083	217,319
Deferred income tax assets (note 16)	46,353	98,169
Other assets (note 7)	356,387	99,186
Non-current assets	4,755,106	4,100,823
Assets	6,631,480	6,089,620
Current liabilities:
Trade, other payables and accrued liabilities	789,200	835,951
Current maturities on long-term debt (note 8)	15,133	11,775
Current maturities on lease obligations (note 9)	108,736	98,301
Current maturities on other long-term liabilities (note 10)	29,548	17,191
Current liabilities	942,617	963,218
Non-current liabilities:
Long-term debt (note 8)	2,136,380	2,146,417
Lease obligations (note 9)	761,427	618,800
Other long-term liabilities (note 10)	134,603	193,749
Deferred income tax liabilities (note 16)	226,996	212,705
Non-current liabilities	3,259,406	3,171,671
Equity:
Capital stock 25,000,000 authorized preferred shares without nominal or par value Unlimited authorization of common shares without nominal or par value Issued and outstanding common shares at December 31, 2022 were 69,239,136 (2021 - 74,774,087)	401,295	432,728
Contributed surplus	1,904	1,928
Retained earnings	1,466,872	1,251,640
Accumulated other comprehensive income (loss)	241,942	(2,720)
Shareholders’ equity	2,112,013	1,683,576
Non-controlling interests	317,444	271,155
Total equity	2,429,457	1,954,731
Equity and liabilities	$ 6,631,480	$ 6,089,620